Segment Reporting - Summary of Long-lived and ROU assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Fixed Assets	$ 1,265	$ 2,081	$ 1,555
ROU Assets	1,692	1,773	2,423
North America [Member]
Segment Reporting Information [Line Items]
Fixed Assets	814	1,095
ROU Assets	158	277
United States
Segment Reporting Information [Line Items]
Fixed Assets		1,095	368
ROU Assets		277	421
Asia Pacific
Segment Reporting Information [Line Items]
Fixed Assets	397	913	1,038
ROU Assets	948	1,175	1,477
United Kingdom
Segment Reporting Information [Line Items]
Fixed Assets	54	73	149
ROU Assets	$ 586	$ 321	$ 525